PEPPER HAMILTON LLP
                             3000 Two Logan Square
                          Eighteenth and Arch Streets
                          Philadelphia, PA 19103-2799


                                October 5, 1999

Filing Desk
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re: 1838 Investment Advisors Funds
         File Nos. 33-87298; 811-08902

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment #7 to the Registration Statement of 1838 Investment Advisors Funds which was filed with the Securities and Exchange Commission electronically on August 27, 1999.

     Please telephone Joseph V. Del Roso, Esquire of this office at 215-981-4506 or the undersigned at 215-981-4553 with any questions or comments.

                         Very truly yours,


                         /s/ Dororthy M. Allison, Esquire
                         --------------------------------
                         Dororthy M. Allison, Esquire